UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2016

Item 1. Reports to Stockholders.

Annual Report
November 30, 2016

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

LETTER TO SHAREHOLDERS

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Master Income ETF (the “Fund”), Ticker: HIPS. The information presented in this Report relates to the operations of HIPS for the fiscal year ended November 30, 2016.

As you may recall, the Fund seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The TFMS HIPS 300 Index is constructed to capture up to 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities. One may not directly invest in an index.

For the 12-month time period from December  1, 2015 through the ﬁscal year end of November 30, 2016 the Fund was up 14.47% at market and 14.02% at NAV. This compares to the S&P 500 Index, a broad market Index that was up 8.06% during the same time period.

For the period, the largest positive contributor to return was Ameriprise Financial (AMP US), adding 110 basis points (bps) to the return of the Fund, gaining 33.69% with an average weighting of 1.37%. The second largest contributor to return was Ventas (VTR US), adding 108bps to the return of the Fund, gaining 43.60% with an average weighting of 1.66%. The third largest contributor to return was Williams Cos (WMB US), adding 99bps to the return of the Fund, gaining 26.05% with an average weighting of 1.92%.

For the period, the largest negative contributor to return was Conoco Phillips (COP US), detracting 66bps from the return of the Fund, declining 9.83% with an average weighting of 2.61%. The security contributing second-most negatively was Blackstone Group (BX US), detracting 50bps from the return of the Fund, and declining 12.20% with an average weighting of 3.57%. The third largest negative contributor to return was Waddell & Reed Financial (WDR US), detracting 33 bps from the return of the Fund, and declining 42.72% with an average weight of 0.39%.

For the period, the best performing security in the Fund was Targa Resources (TRGP US) gaining 121.21% and contributing 77bps to the return of the Fund. The second-best performing security for the period was Rose Rock Midstream LP (RRMS US), gaining 106.95% and contributing 3bps to the return of the Fund. The third-best

Master Income ETF

performing security was Enable Midstream Partners LP (ENBL US), gaining 85.89% for the period and contributing 5bps to the return of the Fund.

For the period, the worst performing security in the Fund was United Development Funding I (UDFI US), declining 90.78% and reducing the return of the Fund by 13bps. The second-worst performing security in the Fund was Calumet Specialty Products (CLMT US), declining 80.98% and reducing the return of the Fund by 16bps. The third-worst performing security in the Fund was Memorial Production Partners (MEMP US), declining 76.93% and reducing the return of the Fund by 3bps.

We appreciate your investment in the Master Income ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investing involves risk; principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investing in foreign securities involves greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in smaller companies involve additional risks, such as limited liquidity and greater volatility. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Investments in asset-backed and mortgage-backed securities include additional risks including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. A REIT’s share price may decline because of adverse developments affecting the real estate industry. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts, LLC serves as the investment adviser to the Master Income ETF. The Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Exchange Traded Concepts, LLC or any of its affiliates.

Master Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Returns		Inception
Period Ending November 30, 2016	1 Year	(1/6/2015)
Master Income ETF—NAV	14.02%	(0.06)%
Master Income ETF—Market	14.47%	(0.10)%
TFMS HIPS 300 Index	14.76%	0.40%
S&P 500 Index	8.06%	7.35%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 6, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Master Income ETF

PORTFOLIO ALLOCATION
As of November 30, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Real Estate and Rental and Leasing	40.2%
Transportation and Warehousing	19.9
Closed-End Funds	17.6
Finance and Insurance	15.4
Utilities	2.4
Mining, Quarrying, and Oil and Gas Extraction	2.3
Manufacturing	1.1
Retail Trade	0.4
Short-Term Investments	0.3
Wholesale Trade	0.3
Other Assets and Liabilities	0.1
Total	100.0%

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016

Shares	Security Description	Value

	COMMON STOCKS – 82.0%

	Finance and Insurance – 15.4%
1,331	AllianceBernstein Holding LP(a)	$30,081
2,407	Ameriprise Financial, Inc.	274,903
2,642	Apollo Global Management LLC(a)	50,885
1,162	Ares Management LP(a)	19,870
563	Artisan Partners Asset Management, Inc.	16,777
9,039	Blackstone Group LP(a)	232,665
248	Calamos Asset Management, Inc.	1,696
1,164	Carlyle Group LP(a)	18,100
283	Cohen & Steers, Inc.	10,075
434	Ellington Financial LLC(a)	6,931
1,362	Federated Investors, Inc.	37,441
2,764	Fortress Investment Group LLC(a)	14,318
6,066	Invesco, Ltd.	189,927
6,436	KKR & Company LP(a)	98,471
216	Manning & Napier, Inc.	1,598
900	Oaktree Capital Group LLC(a)	37,305
1,172	Waddell & Reed Financial, Inc.	22,889
109	Westwood Holdings Group, Inc.	6,472
		1,070,404

	Manufacturing – 1.1%
355	Alon USA Energy, Inc.	3,316
251	BP Prudhoe Bay Royalty Trust	5,547
184	CVR Energy, Inc.	3,078
770	Tesoro Logistics LP(a)	36,290
794	Western Refining, Inc.	28,481
		76,712

	Mining, Quarrying, and Oil and Gas Extraction – 2.3%
105	Alliance Holdings GP LP(a)	3,041
498	Alliance Resource Partners LP(a)	11,802
593	EnLink Midstream LLC	10,852
1,347	EnLink Midstream Partners LP(a)	23,599
1,029	Memorial Production Partners LP(a)	535
98	Natural Resource Partners LP(a)	3,244
701	Seadrill Partners LLC(a)	2,446
2,900	Williams Partners LP(a)	105,851
		161,370

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing – 40.2%
481	AG Mortgage Investment Trust, Inc.#	$8,461
4,750	AGNC Investment Corporation#	88,635
787	Altisource Residential Corporation#	9,271
14,613	Annaly Capital Management, Inc.#	149,345
1,383	Anworth Mortgage Asset Corporation#	7,192
996	Apollo Commercial Real Estate Finance, Inc.#	17,091
330	Arlington Asset Investment Corporation	5,359
782	Armada Hoffler Properties, Inc.#	10,987
529	ARMOUR Residential REIT, Inc.#	11,765
1,353	Blackstone Mortgage Trust, Inc.#	40,698
1,381	Capstead Mortgage Corporation#	14,280
617	Chesapeake Lodging Trust#	14,629
2,705	Chimera Investment Corporation#	45,877
1,640	Colony Capital, Inc.#	33,636
1,290	Columbia Property Trust, Inc.#	27,167
1,227	CoreCivic, Inc.#	27,865
2,184	CYS Investments, Inc.#	17,559
2,099	Diamondrock Hospitality Company#	22,228
725	EPR Properties#	50,417
835	First Potomac Realty Trust#	8,208
1,107	Franklin Street Properties Corporation#	13,904
1,997	Gaming & Leisure Properties, Inc.#	60,928
772	GEO Group, Inc.#	25,677
324	Gladstone Commercial Corporation#	5,958
744	Government Properties Income Trust#	13,980
4,866	HCP, Inc.#	143,693
459	Hersha Hospitality Trust#	9,258
1,693	Hospitality Properties Trust#	49,089
7,785	Host Hotels & Resorts, Inc.#	138,885
666	Independence Realty Trust, Inc.#	5,694
1,608	Invesco Mortgage Capital, Inc.#	23,959
1,744	Investors Real Estate Trust#	10,970
2,499	Iron Mountain, Inc.#	82,467
1,181	LaSalle Hotel Properties#	33,151
3,048	Lexington Realty Trust#	31,486
2,112	Liberty Property Trust#	83,213

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
3,263	Medical Properties Trust, Inc.#	$38,895
5,534	MFA Financial, Inc.#	43,276
658	MTGE Investment Corporation#	10,989
413	National Health Investors, Inc.#	29,224
3,612	New Residential Investment Corporation#	55,805
858	New Senior Investment Group, Inc.#	8,700
1,576	New York Mortgage Trust, Inc.#	10,528
1,725	New York REIT, Inc.#	16,629
2,723	NorthStar Asset Management Group, Inc.	40,192
2,601	NorthStar Realty Financial Corporation#	39,379
1,731	Omega Healthcare Investors, Inc.#	50,995
206	One Liberty Properties, Inc.#	5,041
1,442	Outfront Media, Inc.#	36,353
753	Pebblebrook Hotel Trust#	21,656
987	PennyMac Mortgage Investment Trust#	16,068
425	Potlatch Corporation#	17,457
1,188	RAIT Financial Trust#	3,647
827	Ramco-Gershenson Properties Trust#	14,034
1,107	Redwood Trust, Inc.#	16,849
437	Resource Capital Corporation#	3,688
1,304	RLJ Lodging Trust#	29,718
525	Ryman Hospitality Properties, Inc.#	30,923
679	Sabra Health Care REIT, Inc.#	15,026
900	Select Income REIT#	21,996
2,483	Senior Housing Properties Trust#	44,843
6,884	Spirit Realty Capital, Inc.#	74,279
713	STAG Industrial, Inc.#	16,834
3,424	Starwood Property Trust, Inc.#	76,937
2,265	Sunstone Hotel Investors, Inc.#	32,933
5,009	Two Harbors Investment Corporation#	43,428
353	UMH Properties, Inc.#	4,631
1,938	Washington Prime Group, Inc.#	19,419
3,720	Welltower, Inc.#	233,541
603	Western Asset Mortgage Capital Corporation#	6,446
7,792	Weyerhaeuser Co.#	240,226

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
394	Whitestone REIT#	$5,284
1,400	WP Carey, Inc.#	81,369
		2,800,220

	Retail Trade – 0.4%
641	Crestwood Equity Partners LP(a)	14,358
322	Global Partners LP(a)	5,088
380	Sunoco LP(a)	9,158
		28,604

	Transportation and Warehousing – 19.9%
411	Bristow Group, Inc.	6,416
1,618	Buckeye Partners LP(a)	104,102
1,080	DCP Midstream Partners LP(a)	37,400
595	Enable Midstream Partners LP(a)	9,294
3,327	Enbridge Energy Partners LP(a)	82,177
5,666	Energy Transfer Partners LP(a)	198,990
1,134	Genesis Energy LP(a)	39,622
733	Golar LNG Partners LP(a)	16,331
420	Holly Energy Partners LP(a)	13,549
761	NuStar Energy LP(a)	36,330
403	NuStar GP Holdings LLC(a)	10,236
2,720	ONEOK Partners LP(a)	113,696
4,716	Plains All American Pipeline LP(a)	155,393
1,109	Plains GP Holdings LP	38,989
1,961	Scorpio Tankers, Inc.	8,295
692	Ship Finance International Limited	9,965
456	Summit Midstream Partners LP(a)	10,237
2,673	Sunoco Logistics Partners LP(a)	63,324
2,065	Targa Resources Corporation	110,044
627	Teekay LNG Partners LP(a)	9,624
699	Teekay Offshore Partners LP(a)	3,824
1,021	Western Gas Partners LP(a)	58,268
8,079	Williams Companies, Inc.	248,025
		1,384,131

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities – 2.4%
9,900	Energy Transfer Equity LP(a)	$168,597

	Wholesale Trade – 0.3%
340	Martin Midstream Partners LP(a)	5,780
858	NGL Energy Partners LP(a)	15,916
		21,696
	TOTAL COMMON STOCKS (Cost $5,766,013)	5,711,734

	CLOSED-END FUNDS – 17.6%
3,713	Aberdeen Asia-Pacific Income Fund, Inc.	17,562
332	Advent Claymore Convertible Securities
	and Income Fund	4,704
452	Advent Claymore Convertible Securities
	and Income Fund II	2,500
154	Alcentra Capital Corporation	1,805
1,220	AllianceBernstein Global High Income Fund, Inc.	14,713
1,242	AllianzGI Convertible & Income Fund	7,961
1,053	AllianzGI Convertible & Income Fund II	5,844
3,257	Apollo Investment Corporation	20,063
219	Apollo Senior Floating Rate Fund, Inc.	3,697
204	Apollo Tactical Income Fund, Inc.	3,080
4,523	Ares Capital Corporation	72,548
330	Ares Dynamic Credit Allocation Fund, Inc.	4,844
224	Avenue Income Credit Strategies Fund	2,869
285	Barings Global Short Duration High Yield Fund	5,261
1,050	BlackRock Capital Investment Corporation	7,781
772	BlackRock Core Bond Trust	9,897
1,816	BlackRock Corporate High Yield Fund, Inc.	19,032
1,554	BlackRock Credit Allocation Income Trust	19,254
895	BlackRock Debt Strategies Fund, Inc.	9,774
529	BlackRock Floating Rate Income Strategies Fund, Inc.	7,348
337	BlackRock Floating Rate Income Trust	4,607
924	BlackRock Income Trust, Inc.	5,766
523	BlackRock Limited Duration Income Trust	7,918
549	BlackRock Multi-Sector Income Trust	8,850
821	BlackRock Taxable Municipal Bond Trust	17,996

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
180	Blackstone/GSO Long-Short Credit Income Fund	$2,754
213	Blackstone/GSO Senior Floating Rate Term Fund	3,776
636	Blackstone/GSO Strategic Credit Fund	9,495
350	Brookfield High Income Fund, Inc.	2,471
328	Brookfield Mortgage Opportunity Income, Inc.	4,792
200	Brookfield Total Return Fund, Inc.	4,256
1,035	Calamos Convertible & High Income Fund	10,785
993	Calamos Convertible Opportunities & Income Fund	9,821
822	Calamos Global Dynamic Income Fund	5,828
226	Capitala Finance Corporation	2,814
737	Clough Global Opportunities Fund	6,508
404	Cohen & Steers Limited Duration
	Preferred & Income Fund, Inc.	9,389
169	Cohen & Steers Select Preferred & Income Fund, Inc.	4,315
1,428	Credit Suisse High Yield Bond Fund	3,527
154	Cutwater Select Income Fund	2,875
1,451	DoubleLine Income Solutions Fund	26,742
217	DoubleLine Opportunistic Credit Fund	5,043
1,037	Dreyfus High Yield Strategies Fund	3,360
568	Eaton Vance Floating-Rate Income Trust	8,350
1,660	Eaton Vance Limited Duration Income Fund	22,128
522	Eaton Vance Senior Floating-Rate Trust	7,590
512	Eaton Vance Senior Income Trust	3,328
256	Eaton Vance Short Duration Diversified Income Fund	3,410
269	Fidus Investment Corporation	4,352
2,085	Fifth Street Finance Corporation	11,196
394	Fifth Street Senior Floating Rate Corporation	3,621
501	First Trust High Income Long/Short Fund	7,876
874	First Trust Intermediate Duration
	Preferred & Income Fund	18,677
378	First Trust Senior Floating Rate Income Fund II	5,209
276	Flaherty & Crumrine Dynamic
	Preferred & Income Fund, Inc.	6,318
625	Flaherty & Crumrine Preferred
	Securities Income Fund, Inc.	12,069
140	Flaherty & Crumrine Total Return Fund, Inc.	2,811
3,508	FS Investment Corporation	35,606
313	Gladstone Capital Corporation	2,589

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
435	Gladstone Investment Corporation	$3,541
740	Golub Capital BDC, Inc.	13,653
347	GSV Capital Corporation	1,676
250	Guggenheim Build America Bonds
	Managed Duration Trust	5,268
252	Guggenheim Strategic Opportunities Fund	4,843
1,060	Hercules Capital, Inc.	14,480
162	Invesco Bond Fund	2,926
1,052	Invesco Dynamic Credit Opportunities Fund	12,613
2,568	Invesco Senior Income Trust	11,530
235	Ivy High Income Opportunities Fund	3,276
371	John Hancock Preferred Income Fund	7,357
304	John Hancock Preferred Income Fund II	6,007
453	John Hancock Preferred Income Fund III	7,783
706	John Hancock Premium Dividend Fund	10,053
153	Kayne Anderson Energy Development Company	2,980
513	KCAP Financial, Inc.	2,031
240	KKR Income Opportunities Fund	3,763
299	Legg Mason BW Global Income
	Opportunities Fund, Inc.	3,474
251	LMP Capital & Income Fund, Inc.	3,291
692	Main Street Capital Corporation	25,203
787	Medley Capital Corporation	6,162
786	MFS Charter Income Trust	6,563
1,724	MFS Intermediate Income Trust	7,456
1,100	MFS Multimarket Income Trust	6,523
960	Morgan Stanley Emerging Markets
	Domestic Debt Fund, Inc.	6,797
299	MVC Capital, Inc.	2,595
277	Neuberger Berman High Yield Strategies Fund, Inc.	3,127
329	New American High Income Fund, Inc.	2,977
919	New Mountain Finance Corporation	13,050
384	Nuveen Build America Bond Fund	7,849
101	Nuveen Build America Bond Opportunity Fund	2,108
1,933	Nuveen Credit Strategies Income Fund	16,740
282	Nuveen Diversified Dividend & Income Fund	3,122
778	Nuveen Floating Rate Income Fund	8,924
544	Nuveen Floating Rate Income Opportunity Fund	6,408

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)

227	Nuveen Mortgage Opportunity Term Fund	$5,464
324	Nuveen Preferred & Income Term Fund	7,471
1,394	Nuveen Preferred Income Opportunities Fund	13,104
2,892	Nuveen Preferred Securities Income Fund	25,016
548	Nuveen Senior Income Fund	3,578
139	Nuveen Short Duration Credit Opportunities Fund	2,331
384	PennantPark Floating Rate Capital, Ltd.	5,318
1,024	PennantPark Investment Corporation	7,619
1,024	PIMCO Corporate & Income Opportunity Fund	14,438
553	PIMCO Corporate & Income Strategy Fund	8,212
1,953	PIMCO Dynamic Credit Income Fund	39,099
659	PIMCO Dynamic Income Fund	18,814
149	PIMCO Global StocksPLUS & Income Fund	2,347
1,812	PIMCO High Income Fund	16,236
212	PIMCO Income Opportunity Fund	4,914
361	PIMCO Income Strategy Fund	3,689
843	PIMCO Income Strategy Fund II	7,722
601	PIMCO Strategic Income Fund, Inc.	5,337
341	Pioneer Floating Rate Trust	4,017
411	Pioneer High Income Trust	4,052
5,136	Prospect Capital Corporation	41,345
580	Prudential Global Short Duration High Yield Fund, Inc.	8,538
476	Prudential Short Duration High Yield Fund, Inc.	7,207
1,682	Putnam Premier Income Trust	8,074
509	Solar Capital Limited	10,307
191	Solar Senior Capital, Ltd.	3,157
178	Stellus Capital Investment Corporation	2,113
226	Stone Harbor Emerging Markets Income Fund	3,193
730	TCP Capital Corporation	12,330
684	TCW Strategic Income Fund, Inc.	3,577
668	Templeton Emerging Markets Income Fund	7,108
1,901	Templeton Global Income Fund	11,957
449	THL Credit, Inc.	4,629
740	TICC Capital Corporation	4,965
452	TPG Specialty Lending, Inc.	8,285
573	Triangle Capital Corporation	10,950
160	Virtus Global Multi-Sector Income Fund	2,394
2,116	Voya Prime Rate Trust	11,469

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2016 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
1,011	Wells Fargo Income Opportunities Fund	$8,189
610	Wells Fargo Multi-Sector Income Fund	7,570
471	Western Asset Emerging Markets Debt Fund, Inc.	6,858
412	Western Asset Emerging Markets Income Fund, Inc.	4,384
213	Western Asset Global Corporate
	Defined Opportunity Fund, Inc.	3,570
442	Western Asset Global High Income Fund, Inc.	4,212
1,189	Western Asset High Income Opportunity Fund, Inc.	5,826
1,226	Western Asset High Income Opportunity Fund II, Inc.	8,374
503	Western Asset High Yield Defined
	Opportunity Fund, Inc.	7,470
153	Western Asset Investment Grade
	Defined Opportunity Trust, Inc.	3,068
148	Western Asset Mortgage Defined
	Opportunity Fund, Inc.	3,373
	TOTAL CLOSED-END FUNDS (Cost $1,268,315)	1,228,774

	SHORT-TERM INVESTMENTS – 0.3%
20,482	Government & Agency Portfolio Short-Term
	Investments Trust- Institutional Class – 0.29%*	20,482
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,482)	20,482
	TOTAL INVESTMENTS (Cost $7,054,810) – 99.9%	6,960,990
	Other Assets in Excess of Liabilities – 0.1%	4,567
	NET ASSETS – 100.0%	$6,965,557

Percentages are stated as a percentage of net assets.

#	Real Estate Investment Trust (“REIT”)
*	The rate shown is the seven-day annualized yield as of November 30, 2016.
(a)	Master Limited Partnerships (“MLP”)

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS AND LIABILITIES
At November 30, 2016

ASSETS
Investments in securities, at value (Cost $7,054,810)	$6,960,990
Dividends and interest receivable	7,745
Cash	998
Total assets	6,969,733

LIABILITIES
Management fees payable	4,176
Total liabilities	4,176

NET ASSETS	$6,965,557

Net assets consist of:
Paid-in capital	$7,393,617
Undistributed (accumulated) net investment income (loss)	(56,677)
Accumulated net realized gain (loss) on investments	(277,563)
Net unrealized appreciation (depreciation) on investments	(93,820)
Net assets	$6,965,557

Net asset value:
Net assets	$6,965,557
Shares outstanding^	400,000
Net asset value, offering and redemption price per share	$17.41

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2016

INCOME
Dividends	$283,418
Interest	108
Total investment income	283,526

EXPENSES
Management fees	40,465
Tax expense	622
Total expenses	41,087
Net investment income (loss)	242,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(240,167)
Change in unrealized appreciation (depreciation) on investments	673,686
Net realized and unrealized gain (loss) on investments	433,519
Net increase (decrease) in net assets
resulting from operations	$675,958

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30,	November 30,
	2016	2015*
OPERATIONS
Net investment income (loss)	$242,439	$143,311
Net realized gain (loss) on investments	(240,167)	(76,421)
Change in unrealized appreciation
(depreciation) on investments	673,686	(767,506)
Net increase (decrease) in net assets
resulting from operations	675,958	(700,616)

DISTRIBUTIONS
Distributions to shareholders	(279,464)	(135,631)
Tax return of capital to shareholders	(139,786)	(122,369)
Total distributions to shareholders	(419,250)	(258,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,746,685	5,920,780
Payments for shares redeemed	—	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,746,685	5,920,780
Net increase (decrease) in net assets	$2,003,393	$4,962,164

NET ASSETS
Beginning of year/period	$4,962,164	$—
End of year/period	$6,965,557	$4,962,164
Undistributed (accumulated) net
investment income (loss)	$(56,677)	$—

(a)	A summary of capital share transactions is as follows

	Year Ended	Period Ended
	November 30,	November 30,
	2016	2015*
	Shares	Shares
Subscriptions	100,000	300,000
Redemptions	—	—
Net increase (decrease)	100,000	300,000

*	Fund commenced operations on January 6, 2015. The information presented is for the period from January 6, 2015 to November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	November 30,	November 30,
	2016	2015(1)
Net asset value, beginning of year/period	$16.54	$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.74	0.63
Net realized and unrealized
gain (loss) on investments	1.42	(3.01)
Total from investment operations	2.16	(2.38)

DISTRIBUTIONS:
Distributions to Shareholders	(0.85)	(0.59)
Tax return of capital to shareholders	(0.44)	(0.49)
Total distributions	(1.29)	(1.08)

Net asset value, end of year/period	$17.41	$16.54

Total return	14.02%	(12.39	)(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$6,966	$4,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.76%	0.75	%(4)
Ratio of expenses excluding tax expense
to average net assets	0.75%	0.75	%(4)
Net investment income (loss)
to average net assets	4.49%	3.72	%(4)
Net investment income (loss) excluding
tax expense to average net assets	4.50%	3.72	%(4)

Portfolio turnover rate(5)	54%	23	%(3)

(1)	Commencement of operations on January 6, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, closed-end funds and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,711,734	$—	$—	$5,711,734
Closed-End Funds	1,228,774	—	—	1,228,774
Short-Term Investments	20,482	—	—	20,482
Total Investments
in Securities	$6,960,990	$—	$—	$6,960,990

^	See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the year ended November 30, 2016 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended November 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the year ended November 30, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended November 30, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) are generally comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a monthly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to grantor trusts, partnerships, and REITs. For the year ended November 30, 2016, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$(19,652)	$31,345	$(11,693)

During the year ended November 30, 2016, the Fund realized no net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to November 30, 2016 that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging in consultation with Penserra Capital Management, LLC (the “Sub Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

For the year ended November 30, 2016, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Adviser, $2,525 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended November 30, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,007,437 and $2,916,004, respectively.

During the year ended November 30, 2016, there were no purchases or sales of U.S. Government securities.

During the year ended November 30, 2016, in-kind transactions associated with creations were $1,733,865 and there were no redemptions.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2016 were as follows:

Tax cost of investments	$7,163,560
Gross tax unrealized appreciation	470,486
Gross tax unrealized depreciation	(673,056)
Net unrealized appreciation/(depreciation)	(202,570)
Undistributed Ordinary Income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(225,490)
Total accumulated gain/(loss)	$(428,060)

The difference between book and tax-basis cost is attributable to the deferral of losses on wash sales and basis adjustments on partnerships, return of capital, REITS and grantor trusts for tax purposes.

As of November 30, 2016, the Fund had no post-October capital losses or late-year ordinary losses.

As of November 30, 2016, the Fund had a short-term capital loss carryforward of $225,490. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the year ended November 30, 2016 and the period ended November 30, 2015 was as follow:

	Year Ended	Period Ended
	November 30, 2016	November 30, 2015
Ordinary Income	$279,464	$135,631
Return of Capital	139,786	122,369
Total Distributions Paid	$419,250	$258,000

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Continued)

Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed creation and redemption transaction fee for the Fund is $750, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Master Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Master Income ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Income ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Income ETF as of November 30, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 30, 2017

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	15	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (36
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	15	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	15	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(36
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	15	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers
	Assistant	President	LLP (accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compliance	term;	Vice President, USBFS (2014–2015); Assistant
	Officer	since 2015	Vice President, USBFS (2011–2014); Operations
Manager, USBFS (2007–2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Master Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2016 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 – November 30, 2016.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Master Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2016 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2016	November 30, 2016	During the Period(1)
Actual(2)	$1,000.00	$1,097.00	$3.99
Hypothetical (5% annual	$1,000.00	$1,025.00	$3.86
return before expenses)(3)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.76%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 183 days, and divided by the number of days in the most recent twelve month period, 366 days.

(2)	Excluding tax expenses, your actual cost of investing in the Fund would be $3.93 and the Fund’s annualized expense ratio would be 0.75%.
(3)	Excluding tax expenses, your hypothetical cost of investing in the Fund would be $3.80 and the Fund’s annualized expense ratio would be 0.75%.

Master Income ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended November 30, 2016, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 31.31%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2016 was 30.32%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.masterincomeetf.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California  94563

Index Provider
Trust & Fiduciary Management Services, LLC
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2016	FYE 11/30/2015
Audit Fees	$14,500	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2016	FYE 11/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2016	FYE 11/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Paul Fearday
   Paul Fearday, President (principal executive officer)

Date    February 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul Fearday
   Paul Fearday, President (principal executive officer)

Date    February 9, 2017

By (Signature and Title)*   /s/ Kristen Weitzel
    Kristen Weitzel, Treasurer (principal financial officer)

Date    February 9, 2017

* Print the name and title of each signing officer under his or her signature.